May 30, 2007
VIA EDGAR AND FEDERAL EXPRESS
Jeffrey Riedler
Assistant Director
Division of Corporation Finance
Mail Stop 6010
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Amicus Therapeutics, Inc. Registration Statement on Form S-1 File No. 333-141700
Dear Mr. Riedler:
     On behalf of our client, Amicus Therapeutics, Inc., a Delaware corporation (the “Company”), please find for review by the Securities and Exchange Commission (the “Commission”) two (2) copies of the Company’s Amendment No. 4 to the Registration Statement on Form S-1 (as amended, the “Registration Statement”). The Registration Statement has been revised to respond to the request of the Staff of the Commission (the “Staff”) to date the consent of the Company’s independent registered accounting firm, which comment was verbally communicated on May 29, 2007.
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     The Company would be grateful if the Staff would provide any comments to the revised Registration Statement at its earliest convenience so that the Company may provide any additional responses required.
     Should you wish to discuss the enclosed materials or the contents of this letter at any time, please do not hesitate to contact the undersigned or my colleague Meerie M. Joung, Esq. of Bingham McCutchen LLP, the Company’s legal counsel, at (617) 951-8901 and (617) 951-8840, respectively.

Very truly yours,
/s/ Julio E. Vega, Esq.
Julio E. Vega, Esq.

Enclosures

cc:	Keira Ino (Securities and Exchange Commission)
Lisa Vanjoske (Securities and Exchange Commission)
Suzanne Hayes (Securities and Exchange Commission)
John Krug (Securities and Exchange Commission)
John F. Crowley (Amicus Therapeutics, Inc.)
Matthew R. Patterson (Amicus Therapeutics, Inc.)
James E. Dentzer (Amicus Therapeutics, Inc.)
Douglas A. Branch, Esq. (Amicus Therapeutics, Inc.)
Patrick O’Brien, Esq. (Ropes & Gray LLP)
Meerie M. Joung, Esq. (Bingham McCutchen LLP)